COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Premises [Member]
Lease Type [Line Items]
2013	$ 40	$ 81
2014	46	46
Total minimum lease commitments	86	127
Vehicles [Member]
Lease Type [Line Items]
2013	38	76
2014	23	23
2015	8	8
Total minimum lease commitments	$ 69	$ 107